Accounts Payable and Accruals (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Payable and Accruals [Abstract]
Schedule of accounts payable - other
	December 31
	2019	2018
	U.S. dollars in thousands

Employees and related institutions	654	628
Accrued expenses	899	323
	1,553	951